Preferred Dividends (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Dividends on Preferred Stock
Accrued Dividends	$ 591,085	$ 843,215
Series C Preferred Stock [Member]
Dividends on Preferred Stock
Preferred Shares Outstanding	1,500	1,500
Dividend rate per month	10.00%	10.00%
Accrual Period	January - March	January - December
Accrued Dividends	44,384	175,450
Series D Preferred Stock [Member]
Dividends on Preferred Stock
Preferred Shares Outstanding	42	608
Dividend rate per month	10.00%	10.00%
Accrual Period	January - March	January - December
Accrued Dividends	5,111	61,340
Series E Preferred Stock [Member]
Dividends on Preferred Stock
Preferred Shares Outstanding	2,875	2,575
Dividend rate per month	12.00%	12.00%
Accrual Period	January - March	September - December
Accrued Dividends	81,600	82,675
Series F Preferred Stock [Member]
Dividends on Preferred Stock
Preferred Shares Outstanding	4,150	4,150
Dividend rate per month	12.00%	12.00%
Accrual Period	January - March	September - December
Accrued Dividends	120,805	145,250
Series H Preferred Stock [Member]
Dividends on Preferred Stock
Preferred Shares Outstanding	1,425	1,425
Dividend rate per month	10.00%	10.00%
Accrual Period	January - March	October - December
Accrued Dividends	$ 339,185	$ 378,500